Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of reconciliation of the impacted financial statement (Details) - USD ($) $ in Millions	9 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2021
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities	$ 304.6	$ (30.2)	$ (74.9)	$ (394.5)	$ 525.5
Net Change In Cash, Cash Equivalents and Restricted Cash					(90.2)
Cash, Cash Equivalents and Restricted Cash - End Of Period	$ 239.8	$ 297.4	$ 334.4	$ 251.4	270.3	$ 361.3
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities					644.2
Net Change In Cash, Cash Equivalents and Restricted Cash					28.5
Cash, Cash Equivalents and Restricted Cash - End Of Period					389.0
Revision of Prior Period, Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net Cash Flows Provided by Financing Activities					(118.7)
Net Change In Cash, Cash Equivalents and Restricted Cash					(118.7)
Cash, Cash Equivalents and Restricted Cash - End Of Period					$ (118.7)